CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY AND COMPREHENSIVE INCOME (LOSS) (USD $)	Total	Common shares	Treasury stock	Additional paid-in capital	Retained earnings (accumulated deficit)	Accumulated other comprehensive income	Equity (Deficit) attributable to ReneSola Ltd	Noncontrolling interest	Comprehensive income (loss)
Balance at Dec. 31, 2008	$ 382,087,480	$ 330,665,587		$ 17,769,228	$ 11,294,362	$ 22,079,224	$ 382,087,481	$ 279,079
Balance (in shares) at Dec. 31, 2008		137,624,912
Increase (Decrease) in Stockholders' Equity
Net income (loss)	(71,903,667)				(71,903,667)		(71,903,667)		(71,903,667)
Foreign exchange translation adjustment	(25,353)					(25,353)	(25,353)		(25,353)
Total comprehensive income (loss)	(71,929,020)						(71,929,020)		(71,929,020)
Repurchase of convertible bonds	14,979,469	14,979,469					14,979,469
Repurchase of convertible bonds (in shares)		4,000,000
Issuance of common shares	73,625,000	73,625,000					73,625,000
Issuance of common shares (in shares)		31,000,000
Share issuance costs	(5,517,092)	(5,517,092)					(5,517,092)
Share-based compensation	3,296,173			3,296,173			3,296,173
Decrease due to deconsolidation								(279,079)
Balance at Dec. 31, 2009	396,262,931	413,752,964		21,065,401	(60,609,305)	22,053,871	396,262,931
Balance (in shares) at Dec. 31, 2009		172,624,912
Increase (Decrease) in Stockholders' Equity
Net income (loss)	168,996,086				168,996,086		168,996,086		168,996,086
Foreign exchange translation adjustment	17,170,111					17,170,111	17,170,111		17,170,111
Changes in fair value of AFS	(2,329,761)					(2,329,761)	(2,329,761)		(2,329,761)
Changes in fair value of cash flow hedges	(713,497)					(713,497)	(713,497)		(713,497)
Total comprehensive income (loss)	183,122,939						183,122,939		183,122,939
Share exercised by employees	3,144,061	8,286,122		(5,142,061)			3,144,061
Share exercised by employees (in shares)		1,221,500
Share-based compensation	3,934,565			3,934,565			3,934,565
Balance at Dec. 31, 2010	586,464,496	422,039,086		19,857,905	108,386,781	36,180,724	586,464,496
Balance (in shares) at Dec. 31, 2010		173,846,412
Increase (Decrease) in Stockholders' Equity
Net income (loss)	331,175				332,964		332,964	(1,789)	331,175
Foreign exchange translation adjustment	32,421,826					32,421,826	32,421,826		32,421,826
Changes in fair value of AFS	2,329,761					2,329,761	2,329,761		2,329,761
Changes in fair value of cash flow hedges	713,497					713,497	713,497		713,497
Total comprehensive income (loss)	35,796,259						35,798,048	(1,789)	35,796,259
Share exercised by employees	148,744	274,762		(126,018)			148,744
Share exercised by employees (in shares)		58,100
Share-based compensation	4,359,540			4,359,540			4,359,540
Capped call transaction	(23,840,999)			(19,980,578)	(3,860,421)		(23,840,999)
Repurchase of common shares	(1,943,822)		(1,943,822)				(1,943,822)
Repurchase of common shares (in shares)		(1,290,848)
Capital contribution from noncontrolling interest	157,238							157,238
Balance at Dec. 31, 2011	$ 601,141,456	$ 422,313,848	$ (1,943,822)	$ 4,110,849	$ 104,859,324	$ 71,645,808	$ 600,986,007	$ 155,449
Balance (in shares) at Dec. 31, 2011		172,613,664